                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Developing Growth Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six-month period ended March 31, 2005

Total Return for the Six Months Ended March 31, 2005

Class A	Class B	Class C	Class D	Russell Midcap® Growth Index[1]	Lipper Mid-Cap Growth Funds Index[2]
10.64%	10.17%	10.19%	10.67%	12.04%	9.30%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The condition of the U.S. equity markets were generally favorable over the six months ended March 31, 2005. Many economic indicators were positive during the period, as economic growth continued and many companies showed improved earnings. The Federal Open Market Committee raised the federal funds target rate a number of times during the period, but at least initially, investors seemed to take the increases in stride, and the stock market was largely unaffected. Although investor concerns over the possibility of a disputed U.S. presidential election weighed on stocks in early fall, the market went on to rally in November and December as the election ended without incident. This event was coupled with the temporary falling of the price of crude oil from its October high. Stock performance was further boosted during this time by a pickup in initial public offerings and several high-profile mergers and acquisitions, and a pick up in consumer spending. Although the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers supported the market in early 2005, the period ended on a less-positive note as oil prices continued to rise in the final month and rising interest rates finally began to weigh on market performance.

Performance Analysis

Morgan Stanley Developing Growth Securities Trust underperformed the Russell Midcap Growth Index and outperformed the Lipper Mid-Cap Growth Funds Index for the six months ended March 31, 2005, assuming no deduction of applicable sales charges. Several factors contributed positively to performance during the period. Among them, the Fund was less exposed to technology stocks than did the Russell Midcap Growth Index; this underweighting turned out to be beneficial as technology stocks struggled during the period. In addition, within technology, the Fund's electronics stocks contributed notable gains. Against the backdrop of a rising rate environment, the Fund was helped by an overall underweighting in financials. Moreover, financial holdings within the portfolio contributed positively. Also on the upside, the Fund benefited from stock selection within the so-called other/multi-product sector.

In contrast, consumer discretionary stocks took a toll on overall performance. Relative to the Russell Midcap Growth Index, the Fund included greater exposure to this sector, which turned out to be disadvantageous during the period. In particular, the Fund's toy companies and casino and gambling positions struggled. Also on the downside, stock selection within the health care and energy segments of the portfolio detracted from performance. The Fund's relative performance was impeded by its underweighted position in health care, as well.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

TOP 10 HOLDINGS
Station Casinos Inc.	3.2%
Ultra Petroleum Corp. (Canada)	3.1
Corporate Executive Board Co. (The)	2.7
Royal Caribbean Cruises Ltd. (Liberia)	2.5
Getty Images, Inc.	2.1
Cameco Corporation (Canada)	1.8
International Game Technology	1.8
Crown Castle International Corp.	1.7
Patterson Companies, Inc.	1.7
INAMED Corp.	1.7

TOP FIVE INDUSTRIES
Casino/Gaming	8.5%
Medical Specialties	7.3
Packaged Software	5.0
Miscellaneous Commercial Services	4.2
Oil & Gas Production	3.9

Data as of March 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in common stocks (including depositary receipts) and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., follows a flexible investment program in seeking to achieve the Fund's investment objective. The Investment Adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. In this regard, the Investment Adviser studies company developments, including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge, visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/29/83)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DGRAX		DGRBX		DGRCX		DGRDX
1 Year	12.51%	[3]	11.62%	[3]	11.69%	[3]	12.73%	[3]
	6.61	[4]	6.62	[4]	10.69	[4]	—
5 Years	(9.25)	[3]	(9.97)	[3]	(9.95)	[3]	(9.07)	[3]
	(10.23)	[4]	(10.24)	[4]	(9.95)	[4]	—
10 Years	—		9.41	[3]	—		—
	—		9.41	[4]	—		—
Since Inception	6.02	[3]	7.83	[3]	5.23	[3]	6.25	[3]
	5.28	[4]	7.83	[4]	5.23	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 – 03/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	10/01/04	03/31/05	10/01/04 – 03/31/05
Class A
Actual (10.64% return)	$1,000.00	$1,106.40	$5.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.80	$5.19
Class B
Actual (10.17% return)	$1,000.00	$1,101.70	$9.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.86	$9.15
Class C
Actual (10.19% return)	$1,000.00	$1,101.90	$9.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.80
Class D
Actual (10.67% return)	$1,000.00	$1,106.70	$4.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.84	$4.13

*	Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.82%, 1.75% and 0.82% respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.7%)
	Advertising/Marketing Services (3.6%)
161,000	Getty Images, Inc.*	$11,448,710
199,800	Lamar Advertising Co. (Class A)*	8,049,942
		19,498,652
	Aerospace & Defense (1.1%)
85,600	FLIR Systems, Inc.*	2,593,680
71,600	Rockwell Collins, Inc.	3,407,444
		6,001,124
	Air Freight/Couriers (2.4%)
147,550	C.H. Robinson Worldwide, Inc.	7,603,251
100,200	Expeditors International of Washington, Inc.	5,365,710
		12,968,961
	Apparel/Footwear (1.0%)
99,200	Coach, Inc.*	5,617,696
	Apparel/Footwear Retail (2.4%)
234,300	Chico's FAS, Inc.*	6,621,318
128,800	Urban Outfitters, Inc.*	6,178,536
		12,799,854
	Biotechnology (2.5%)
179,400	Gen-Probe Inc.*	7,994,064
99,700	Genzyme Corp.*	5,706,828
		13,700,892
	Broadcasting (1.0%)
193,925	Univision Communications, Inc. (Class A)*	5,369,783
	Casino/Gaming (8.5%)
358,501	International Game Technology	9,557,637
44,400	Kerzner International Ltd. (Bahamas)*	2,718,612
278,000	Penn National Gaming, Inc.*	8,167,640
259,300	Station Casinos, Inc.	17,515,715
122,855	Wynn Resorts, Ltd.*	8,322,198
		46,281,802
	Chemicals: Agricultural (0.7%)
56,440	Monsanto Co.	$3,640,380
	Coal (1.0%)
111,400	Peabody Energy Corp.	5,164,504
	Computer Communications (0.6%)
152,600	Juniper Networks, Inc.*	3,366,356
	Computer Peripherals (0.8%)
165,100	Network Appliance, Inc.*	4,566,666
	Computer Processing Hardware (1.0%)
134,200	Apple Computer, Inc.*	5,592,114
	Construction Materials (1.6%)
101,200	Rinker Group Ltd. (ADR) (Australia)	8,479,548
	Containers/Packaging (0.5%)
53,270	Sealed Air Corp.*	2,766,844
	Data Processing Services (1.1%)
88,875	Global Payments Inc.	5,731,549
	Discount Stores (1.4%)
58,400	Sears Holdings Corp.*	7,777,128
	Electronic Equipment/ Instruments (0.8%)
178,630	Dolby Laboratories Inc. (Class A)*	4,197,805
	Electronic Production Equipment (1.2%)
145,500	Tessera Technologies, Inc.*	6,289,965
	Electronics/Appliances (0.5%)
29,150	Harman International Industries, Inc.	2,578,609
	Financial Conglomerates (1.6%)
231,100	Brascan Corp. (Class A) (Canada)	8,724,025
	Financial Publishing/ Services (1.4%)
131,000	Interactive Data Corp.*	2,718,250
62,800	Moody's Corp.	5,078,008
		7,796,258

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Retail (0.5%)
27,700	Whole Foods Market, Inc.	$2,829,001
	Gas Distributors (1.1%)
101,700	Questar Corp.	6,025,725
	Home Building (0.5%)
3,750	NVR, Inc.*	2,943,750
	Home Furnishings (0.7%)
45,400	Mohawk Industries, Inc.*	3,827,220
	Home Improvement Chains (0.5%)
45,100	Fastenal Co.	2,494,481
	Hotels/Resorts/Cruiselines (2.5%)
301,500	Royal Caribbean Cruises Ltd. (Liberia)	13,474,035
	Industrial Machinery (0.6%)
75,400	Graco Inc.	3,043,144
	Information Technology Services (1.1%)
130,600	Cognizant Technology Solutions Corp. (Class A)*	6,033,720
	Insurance Brokers/Services (1.3%)
177,134	ChoicePoint, Inc.*	7,104,845
	Internet Retail (0.9%)
78,500	Amazon.com, Inc.*	2,690,195
47,900	Overstock.com, Inc.*	2,059,221
		4,749,416
	Internet Software/Services (0.6%)
262,000	Akamai Technologies, Inc.*	3,335,260
	Investment Banks/Brokers (3.4%)
242,751	Ameritrade Holding Corp.*	2,478,488
40,380	Chicago Mercantile Exchange (The)	7,834,931
105,040	Legg Mason, Inc.	8,207,826
		18,521,245
	Investment Managers (1.2%)
232,600	Calamos Asset Management Inc. (Class A)	6,261,592
	Medical Distributors (1.7%)
187,800	Patterson Companies, Inc.*	9,380,610
	Medical Specialties (7.3%)
62,000	Bard (C.R.), Inc.	$4,220,960
85,800	Cooper Companies, Inc. (The)	6,254,820
128,000	Dade Behring Holdings Inc.*	7,543,040
67,912	Fisher Scientific International, Inc.*	3,865,551
48,700	IDEXX Laboratories, Inc.*	2,637,592
132,300	INAMED Corp.*	9,245,124
103,103	Kinetic Concepts, Inc.*	6,150,094
		39,917,181
	Medical/Nursing Services (1.3%)
351,100	VCA Antech, Inc.*	7,102,753
	Miscellaneous Commercial Services (4.2%)
232,325	Corporate Executive Board Co. (The)	14,857,184
92,962	Iron Mountain Inc.*	2,681,024
120,300	Laureate Education Inc.*	5,147,637
		22,685,845
	Movies/Entertainment (1.7%)
79,100	DreamWorks Animation SKG, Inc. (Class A)*	3,220,161
52,300	International Speedway Corp. (Class A)*	2,837,275
31,500	Pixar, Inc.*	3,072,825
		9,130,261
	Oil & Gas Production (3.9%)
329,200	Ultra Petroleum Corp. (Canada)*	16,723,360
142,266	XTO Energy Inc.	4,672,015
		21,395,375
	Other Consumer Services (2.4%)
76,800	Career Education Corp.*	2,631,168
53,500	ITT Educational Services, Inc.*	2,594,750
70,600	Strayer Education, Inc.	8,000,392
		13,226,310
	Other Metals/Minerals (1.8%)
217,600	Cameco Corporation (Canada)	9,626,624

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Packaged Software (5.0%)
127,200	Adobe Systems, Inc.	$8,544,024
128,400	Autodesk, Inc.	3,821,184
112,450	Mercury Interactive Corp.*	5,327,881
379,500	Red Hat, Inc.*	4,140,345
353,600	Salesforce.com Inc.*	5,300,464
		27,133,898
	Personnel Services (0.5%)
93,500	Monster Worldwide Inc.*	2,622,675
	Property – Casualty Insurers (1.5%)
13,145	White Mountains Insurance Group, Ltd. (Bermuda)	7,998,732
	Real Estate Development (0.5%)
39,700	St. Joe Co. (The)	2,671,810
	Real Estate Investment Trusts (0.8%)
114,200	Plum Creek Timber Co., Inc.	4,076,940
	Recreational Products (2.2%)
271,067	Activision, Inc.*	4,011,787
64,917	Electronic Arts, Inc.*	3,361,402
160,700	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	4,853,140
		12,226,329
	Restaurants (3.3%)
131,200	Cheesecake Factory, Inc. (The)*	4,651,040
151,660	P.F. Chang's China Bistro, Inc.*	9,069,268
130,025	Sonic Corp.*	4,342,835
		18,063,143
	Semiconductors (1.6%)
232,750	Marvell Technology Group, Ltd. (Bermuda)*	8,923,635
	Services to the Health Industry (1.4%)
177,100	Stericycle, Inc.*	7,827,820
	Specialty Insurance (0.8%)
128,448	Assurant, Inc.	4,328,698
	Specialty Stores (1.1%)
203,580	PETsMART, Inc.	$5,852,925
	Specialty Telecommunications (2.4%)
584,475	Crown Castle International Corp.*	9,386,668
59,992	NTL, Inc.*	3,819,691
		13,206,359
	Wholesale Distributors (1.1%)
181,800	SCP Pool Corp.	5,792,148
	Wireless Telecommunications (1.7%)
159,300	NII Holdings, Inc. (Class B)*	9,159,750
	Total Common Stocks (Cost $465,968,786)	541,903,770

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (0.6%)
Repurchase Agreement
$3,482	Joint repurchase agreement account 2.845% due 04/01/05 (dated 03/31/05; proceeds $3,482,275) (a) (Cost $3,482,000)	3,482,000

Total Investments (Cost $469,450,786) (b)	100.3%	545,385,770
Liabilities in Excess of Other Assets	(0.3)	(1,947,531)
Net Assets	100.0%	$543,438,239

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $87,474,075 and the aggregate gross unrealized depreciation is $11,539,091, resulting in net unrealized appreciation of $75,934,984.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Summary of Investments March 31, 2005 (unaudited)

INDUSTRY	VALUE	NET ASSETS
Casino/Gaming	$46,281,802	8.5%
Medical Specialties	39,917,181	7.3
Packaged Software	27,133,898	5.0
Miscellaneous Commercial Services	22,685,845	4.2
Oil & Gas Production	21,395,375	3.9
Advertising/Marketing Services	19,498,652	3.6
Investment Banks/Brokers	18,521,245	3.4
Restaurants	18,063,143	3.3
Biotechnology	13,700,892	2.5
Hotels/Resorts/Cruiselines	13,474,035	2.5
Other Consumer Services	13,226,310	2.4
Specialty Telecommunications	13,206,359	2.4
Air Freight/Couriers	12,968,961	2.4
Apparel/Footwear Retail	12,799,854	2.4
Recreational Products	12,226,329	2.2
Other Metals/Minerals	9,626,624	1.8
Medical Distributors	9,380,610	1.7
Wireless Telecommunications	9,159,750	1.7
Movies/Entertainment	9,130,261	1.7
Semiconductors	8,923,635	1.6
Financial Conglomerates	8,724,025	1.6
Construction Materials	8,479,548	1.6
Property – Casualty Insurers	7,998,732	1.5
Services To The Health Industry	7,827,820	1.4
Financial Publishing/Services	7,796,258	1.4
Discount Stores	7,777,128	1.4
Insurance Brokers/Services	7,104,845	1.3
Medical/Nursing Services	7,102,753	1.3
Electronic Production Equipment	6,289,965	1.2
Investment Managers	6,261,592	1.2
Information Technology Services	6,033,720	1.1
Gas Distributors	6,025,725	1.1
Aerospace & Defense	6,001,124	1.1
Specialty Stores	5,852,925	1.1
Wholesale Distributors	5,792,148	1.1
Data Processing Services	5,731,549	1.1
Apparel/Footwear	$5,617,696	1.0%
Computer Processing Hardware	5,592,114	1.0
Broadcasting	5,369,783	1.0
Coal	5,164,504	1.0
Internet Retail	4,749,416	0.9
Computer Peripherals	4,566,666	0.8
Specialty Insurance	4,328,698	0.8
Electronic Equipment/ Instruments	4,197,805	0.8
Real Estate Investment Trusts	4,076,940	0.7
Home Furnishings	3,827,220	0.7
Chemicals: Agricultural	3,640,380	0.7
Repurchase Agreement	3,482,000	0.6
Computer Communications	3,366,356	0.6
Internet Software/Services	3,335,260	0.6
Industrial Machinery	3,043,144	0.6
Home Building	2,943,750	0.5
Food Retail	2,829,001	0.5
Containers/Packaging	2,766,844	0.5
Real Estate Development	2,671,810	0.5
Personnel Services	2,622,675	0.5
Electronics/Appliances	2,578,609	0.5
Home Improvement Chains	2,494,481	0.5
	$545,385,770	100.3%

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $469,450,786)	$545,385,770
Receivable for:
Investments sold	2,930,869
Shares of beneficial interest sold	171,644
Dividends	62,615
Prepaid expenses and other assets	69,504
Receivable from affiliate	5,933
Total Assets	548,626,335
Liabilities:
Payable for:
Investments purchased	3,606,895
Shares of beneficial interest redeemed	826,447
Distribution fee	364,841
Investment advisory fee	197,435
Administration fee	37,837
Accrued expenses and other payables	154,641
Total Liabilities	5,188,096
Net Assets	$543,438,239
Composition of Net Assets:
Paid-in-capital	$693,936,274
Net unrealized appreciation	75,934,984
Accumulated net investment loss	(3,194,800)
Accumulated net realized loss	(223,238,219)
Net Assets	$543,438,239
Class A Shares:
Net Assets	$52,170,492
Shares Outstanding (unlimited authorized, $.01 par value)	2,378,399
Net Asset Value Per Share	$21.94
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$23.16
Class B Shares:
Net Assets	$376,587,543
Shares Outstanding (unlimited authorized, $.01 par value)	18,487,363
Net Asset Value Per Share	$20.37
Class C Shares:
Net Assets	$28,951,978
Shares Outstanding (unlimited authorized, $.01 par value)	1,416,625
Net Asset Value Per Share	$20.44
Class D Shares:
Net Assets	$85,728,226
Shares Outstanding (unlimited authorized, $.01 par value)	3,826,899
Net Asset Value Per Share	$22.40

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $13,501 foreign withholding tax)	$1,339,272
Interest	53,848
Total Income	1,393,120
Expenses
Distribution fee (Class A shares)	53,092
Distribution fee (Class B shares)	1,991,827
Distribution fee (Class C shares)	140,545
Investment advisory fee	1,223,961
Transfer agent fees and expenses	753,534
Administration fee	190,038
Shareholder reports and notices	55,691
Professional fees	31,965
Custodian fees	29,760
Registration fees	25,966
Trustees' fees and expenses	7,485
Other	23,609
Total Expenses	4,527,473
Net Investment Loss	(3,134,353)
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	42,025,342
Foreign exchange transactions	706
Net Realized Gain	42,026,048
Net change in unrealized appreciation	17,336,621
Net Gain	59,362,669
Net Increase	$56,228,316

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2005	FOR THE YEAR ENDED SEPTEMBER 30, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(3,134,353)	$(6,482,797)
Net realized gain	42,026,048	112,331,131
Net change in unrealized appreciation	17,336,621	(13,277,423)
Net Increase	56,228,316	92,570,911
Net increase (decrease) from transactions in shares of beneficial interest	(66,188,249)	30,995,483
Net Increase (Decrease)	(9,959,933)	123,566,394
Net Assets:
Beginning of period	553,398,172	429,831,778
End of Period (Including accumulated net investment losses of $3,194,800 and $60,447, respectively)	$543,438,239	$553,398,172

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited) continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of daily net assets not exceeding $500 million and 0.395% to the portion of daily net assets exceeding $500 million.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited) continued

Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $30,937,902 at March 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.93%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $294,332 and $898, respectively and received $21,182 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $285,252,410 and $354,130,591, respectively. Included in the aforementioned transactions are purchases and sales of $31,920, and $271,912, respectively, for portfolio transactions with other Morgan Stanley funds, including a realized gain of $57,684.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent. At March 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $37,500.

For the six months ended March 31, 2005, the Fund incurred brokerage commissions of $8,528 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator, and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,702. At March 31, 2005, the Fund had an accrued pension liability

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited) continued

of $61,177 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the Fund had a net capital loss carryforward of $263,604,833 of which $13,879,300 will expire on September 30, 2009, $180,898,505 will expire on September 30, 2010 and $68,827,028 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Next Generation Trust ("Next Generation") and Morgan Stanley New Discoveries Fund ("New Discoveries"), the Fund obtained net capital loss carryforwards of $22,666,880 and $323,386,859 from Next Generation and New Discoveries, respectively. Utilization of these carryforwards is subject to limitations imposed by the Internal Revenue Code and Treasury regulations, reducing the total carryforward available.

As of September 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	344,625	$7,478,334	948,230	$17,728,821
Acquisition of Morgan Stanley Next Generation Trust	—	—	88,185	1,597,218
Acquisition of Morgan Stanley New Discoveries Fund	—	—	756,529	13,714,813
Redeemed	(452,376)	(9,820,132)	(825,835)	(15,667,999)
Net increase (decrease) – Class A	(107,751)	(2,341,798)	967,109	17,372,853
CLASS B SHARES
Sold	371,222	7,451,406	876,978	15,491,181
Acquisition of Morgan Stanley Next Generation Trust	—	—	1,109,266	18,868,190
Acquisition of Morgan Stanley New Discoveries Fund	—	—	5,964,678	101,409,720
Redeemed	(2,965,199)	(59,855,892)	(5,774,910)	(102,217,966)
Net increase (decrease) – Class B	(2,593,977)	(52,404,486)	2,176,012	33,551,125
CLASS C SHARES
Sold	38,164	767,434	94,153	1,657,971
Acquisition of Morgan Stanley Next Generation Trust	—	—	143,219	2,441,779
Acquisition of Morgan Stanley New Discoveries Fund	—	—	1,416,613	24,158,759
Redeemed	(196,358)	(3,977,754)	(523,065)	(9,390,508)
Net increase (decrease) – Class C	(158,194)	(3,210,320)	1,130,920	18,868,001
CLASS D SHARES
Sold	209,352	4,645,353	743,791	14,246,304
Acquisition of Morgan Stanley Next Generation Trust	—	—	53,964	995,937
Acquisition of Morgan Stanley New Discoveries Fund	—	—	196,092	3,621,801
Redeemed	(584,477)	(12,876,998)	(2,983,503)	(57,660,538)
Net decrease – Class D	(375,125)	(8,231,645)	(1,989,656)	(38,796,496)
Net increase (decrease) in Fund	(3,235,047)	$(66,188,249)	2,284,385	$30,995,483

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Fund Acquisitions

On December 22, 2003, the Fund acquired all the net assets of the Morgan Stanley Next Generation Trust ("Next Generation") based on the respective valuations as of the close of businsess on December 19, 2003 pursuant to a Plan of Reorganization approved by the shareholders of Next Generation on December 16, 2003. The acquisition was accomplished by a tax-free exchange of 88,185 Class A shares of the Fund at a net asset value of $18.12 per share for 220,099 Class A shares of Next Generation; 1,109,266 Class B shares of the Fund at a net asset value of $17.00 per share for 2,678,625 Class B shares of Next Generation; 143,219 Class C shares of the Fund at a net asset value of $17.04 per share for 346,654 Class C shares of Next Generation; and 53,964 Class D shares of the Fund at a net asset value of $18.46 per share for 136,091 Class D shares of Next Generation. The net assets of the Fund and Next Generation immediately before the acquisition were $458,868,676 and $23,903,124, respectively, including unrealized appreciation of $4,011,878 for Next Generation.

On December 22, 2003, the Fund acquired all the net assets of Morgan Stanley New Discoveries Fund ("New Discoveries") based on the respective valuations as of the close of businsess on December 19, 2003 pursuant to a Plan of Reorganization approved by the shareholders of New Discoveries on December 16, 2003. The acquisition was accomplished by a tax-free exchange of 756,529 Class A shares of the Fund at a net asset value of $18.12 per share for 2,510,678 Class A shares of New Discoveries; 5,964,678 Class B shares of the Fund at a net asset value of $17.00 per share for 19,024,300 Class B shares of New Discoveries; 1,416,613 Class C shares of the Fund at a net asset value of $17.04 per share for 4,545,968 Class C shares of New Discoveries; and 196,092 Class D shares of the Fund at a net asset value of $18.46 per share for 658,155 Class D shares of New Discoveries. The net assets of the Fund and New Discoveries immediately before the acquisition were $458,868,676 and $142,905,093, respectively, including unrealized appreciation of $20,482,207 for New Discoveries.

Immediately after the acquisition, the combined net assets of the Fund amounted to $625,676,893.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Directors and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2005 (unaudited) continued

fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Developing Growth Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004		2003	2002	2001	2000
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.83		$16.53		$12.52	$15.20	$37.74	$31.44
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.12)		(0.09)	(0.11)	0.00	(0.12)
Net realized and unrealized gain (loss)	2.17		3.42		4.10	(2.57)	(14.40)	12.89
Total income (loss) from investment operations	2.11		3.30		4.01	(2.68)	(14.40)	12.77
Less distributions from net realized gain	—		—		—	—	(8.14)	(6.47)
Net asset value, end of period	$21.94		$19.83		$16.53	$12.52	$15.20	$37.74
Total Return†	10.64	%(1)	19.96%		32.03%	(17.63)%	(45.93)%	40.16%
Ratios to Average Net Assets(3):
Expenses	1.03	%(2)	1.01	%(4)	1.06%	1.02%	0.88%	0.85%
Net investment loss	(0.54)	% (2)	(0.62)	% (4)	(0.62)%	(0.68)%	0.00%	(0.35)%
Supplemental Data:
Net assets, end of period, in thousands	$52,170		$49,312		$25,111	$14,826	$17,906	$44,008
Portfolio turnover rate	51	%(1)	149%		202%	237%	213%	184%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the ratios of expenses and net investment loss to average net assets would have been 1.04% and (0.65)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004		2003	2002	2001	2000
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.49		$15.53		$11.86	$14.51	$36.70	$30.90
Income (loss) from investment operations:
Net investment loss‡	(0.13)		(0.24)		(0.19)	(0.23)	(0.18)	(0.44)
Net realized and unrealized gain (loss)	2.01		3.20		3.86	(2.42)	(13.87)	12.71
Total income (loss) from investment operations	1.88		2.96		3.67	(2.65)	(14.05)	12.27
Less distributions from net realized gain	—		—		—	—	(8.14)	(6.47)
Net asset value, end of period	$20.37		$18.49		$15.53	$11.86	$14.51	$36.70
Total Return†	10.17	%(1)	19.06%		30.94%	(18.26)%	(46.37)%	39.12%
Ratios to Average Net Assets(3):
Expenses	1.82	%(2)	1.78	%(4)	1.87%	1.80%	1.70%	1.61%
Net investment loss	(1.33)	% (2)	(1.39)	% (4)	(1.43)%	(1.46)%	(0.82)%	(1.11)%
Supplemental Data:
Net assets, end of period, in thousands	$376,588		$389,848		$293,619	$276,387	$443,652	$1,056,116
Portfolio turnover rate	51	%(1)	149%		202%	237%	213%	184%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the ratios of expenses and net investment loss to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004		2003	2002	2001	2000
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.55		$15.57		$11.88	$14.54	$36.76	$30.95
Income (loss) from investment operations:
Net investment loss‡	(0.13)		(0.24)		(0.19)	(0.23)	(0.18)	(0.42)
Net realized and unrealized gain (loss)	2.02		3.22		3.88	(2.43)	(13.90)	12.70
Total income (loss) from investment operations	1.89		2.98		3.69	(2.66)	(14.08)	12.28
Less distributions from net realized gain	—		—		—	—	(8.14)	(6.47)
Net asset value, end of period	$20.44		$18.55		$15.57	$11.88	$14.54	$36.76
Total Return†	10.19	%(1)	19.14%		31.06%	(18.29)%	(46.37)%	39.09%
Ratios to Average Net Assets(3):
Expenses	1.75	%(2)	1.78	%(4)	1.82%	1.80%	1.70%	1.61%
Net investment loss	(1.26)	% (2)	(1.39)	% (4)	(1.38)%	(1.46)%	(0.82)%	(1.11)%
Supplemental Data:
Net assets, end of period, in thousands	$28,952		$29,208		$6,912	$5,986	$7,793	$17,007
Portfolio turnover rate	51	%(1)	149%		202%	237%	213%	184%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the ratios of expenses and net investment loss to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2005		FOR THE YEAR ENDED SEPTEMBER 30,
			2004		2003	2002	2001	2000
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.24		$16.83		$12.72	$15.41	$38.07	$31.60
Income (loss) from investment operations:
Net investment income (loss)‡	(0.04)		(0.07)		(0.06)	(0.07)	0.03	0.03
Net realized and unrealized gain (loss)	2.20		3.48		4.17	(2.62)	(14.55)	12.91
Total income (loss) from investment operations	2.16		3.41		4.11	(2.69)	(14.52)	12.94
Less distributions from net realized gain	—		—		—	—	(8.14)	(6.47)
Net asset value, end of period	$22.40		$20.24		$16.83	$12.72	$15.41	$38.07
Total Return†	10.67	%(1)	20.26%		32.31%	(17.46)%	(45.83)%	40.53%
Ratios to Average Net Assets(3):
Expenses	0.82	%(2)	0.78	%(2)	0.87%	0.80%	0.70%	0.61%
Net investment income (loss)	(0.33)	% (2)	(0.39)	% (2)	(0.43)%	(0.46)%	0.18%	(0.11)%
Supplemental Data:
Net assets, end of period, in thousands	$85,728		$85,031		$104,190	$62,606	$57,436	$66,696
Portfolio turnover rate	51	%(1)	149%		202%	237%	213%	184%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the ratios of expenses and net investment loss to average net assets would have been 0.81% and (0.42)%, respectively.

See Notes to Financial Statements

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37905RPT-RA05-00393P-Y05/05	MORGAN STANLEY FUNDS
Morgan Stanley Developing Growth Securities Trust Semiannual Report March 31, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Developing
     Growth Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

                                       4

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 19, 2005
                                           /s/ Ronald E. Robison
                                           Ronald E. Robison
                                           Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Developing
     Growth Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 19, 2005

                                           /s/ Francis Smith
                                           Francis Smith
                                           Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 19, 2005                          /s/ Ronald E. Robison
                                            ---------------------------
                                            Ronald E. Robison
                                            Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 19, 2005                      /s/ Francis Smith
                                        ----------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9